Income Taxes - Summary of Significant Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets	$ 42,867	$ 34,487
Deferred tax liabilities:
Deferred tax liabilities	(12,903)	(4,019)
Unrecognized deferred tax assets	29,964	30,468
Tax Loss Carryforwards
Deferred tax assets:
Deferred tax assets	34,976	29,308
Loans to Exar Capital
Deferred tax assets:
Deferred tax assets	4,487
Exploration and Evaluation Assets
Deferred tax assets:
Deferred tax assets	584	170
Financing Costs
Deferred tax assets:
Deferred tax assets	661	112
Capital Assets
Deferred tax assets:
Deferred tax assets	1,308	1,707
Deferred tax liabilities:
Deferred tax liabilities		(3,749)
Equity Accounting Investments
Deferred tax liabilities:
Deferred tax liabilities	(11,713)
Other
Deferred tax assets:
Deferred tax assets	851	3,190
Deferred tax liabilities:
Deferred tax liabilities	$ (1,190)	$ (270)